ACQUIRED INTANGIBLE ASSETS, NET (Schedule of Components of Intangible Assets) (Details) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Trade Name [Member] CNY	Dec. 31, 2011 Trade Name [Member] CNY	Dec. 31, 2012 Service Agreements with Universities and High Schools [Member] CNY	Dec. 31, 2011 Service Agreements with Universities and High Schools [Member] CNY	Dec. 31, 2012 Operating Platforms Used to Provide Online Education Service [Member] CNY	Dec. 31, 2011 Operating Platforms Used to Provide Online Education Service [Member] CNY	Dec. 31, 2012 Customer Base [Member] CNY	Dec. 31, 2011 Customer Base [Member] CNY	Dec. 31, 2012 Online Coursewares [Member] CNY	Dec. 31, 2011 Online Coursewares [Member] CNY	Dec. 31, 2012 Partnership with Agencies [Member] CNY	Dec. 31, 2011 Partnership with Agencies [Member] CNY	Dec. 31, 2012 Exclusive Partnership with Universities [Member] CNY	Dec. 31, 2011 Exclusive Partnership with Universities [Member] CNY	Dec. 31, 2012 Operational Right of Private School [Member] CNY	Dec. 31, 2011 Operational Right of Private School [Member] CNY	Dec. 31, 2012 Partnership with Local Institutes [Member] CNY	Dec. 31, 2011 Partnership with Local Institutes [Member] CNY	Dec. 31, 2012 Reacquired Right to Use Trademark [Member] CNY	Dec. 31, 2011 Reacquired Right to Use Trademark [Member] CNY
Schedule Of Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount			134,181	133,701				89,235	89,235	759	759	11,708	11,708	3,623	3,623	356	356	21,355	20,876	4,464	4,464	2,380	2,380	300	300
Acumulated amortization			(49,040)	(45,322)				(19,103)	(17,319)	(759)	(711)	(11,708)	(11,708)	(3,623)	(3,623)	(353)	(339)	(10,453)	(9,304)	(2,021)	(1,769)	(720)	(387)	(300)	(162)
Accumulated impairment			(34,958)	(29,057)				(34,958)	(29,057)
Net carrying amount			50,183	59,322				35,173	42,859		48					3	17	10,903	11,572	2,443	2,695	1,660	1,993		138
Gross carrying amount						4,316	4,316
Accumulated impairment
Net carrying amount						4,316	4,316
Gross carrying amount			138,497	138,017
Accumulated amortization			(49,040)	(45,322)
Accumulated impairment			(34,958)	(29,057)
Acquired intangible assets, net		8,748	54,499	63,638
Impairment loss			5,901
Gain on disposal of subsidiary	315	$ 353	2,197